Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Change in the Components of the Accumulated Other Comprehensive Loss
The following table summarizes the change in the components of the Company's accumulated other comprehensive income (loss) for the years ended December 31, as indicated.

(dollars in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2022	$(36,657)	$4,943	$(31,714)
Other comprehensive income (loss), before reclassifications	10,087	(640)	9,447
Amounts reclassified from accumulated other comprehensive income (loss)	9,148	4,129	13,277
Other comprehensive income, before tax	19,235	3,489	22,724
Income tax expense	(4,039)	(733)	(4,772)
Other comprehensive income, net of tax	15,196	2,756	17,952
Balance, December 31, 2023	$(21,461)	$7,699	$(13,762)
Other comprehensive income (loss), before reclassifications	(3,740)	(690)	(4,430)
Amounts reclassified from accumulated other comprehensive income (loss)	—	6,100	6,100
Other comprehensive income (loss), before tax	(3,740)	5,410	1,670
Income tax (expense) benefit	785	(1,136)	(351)
Other comprehensive income (loss), net of tax	(2,955)	4,274	1,319
Balance, December 31, 2024	$(24,416)	$11,973	$(12,443)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in gains (losses) on sale of investment securities in the consolidated statements of income.

(2)	The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension (income) cost. See Note 14.

Schedule of Stock by Class
The following table shows the changes in shares of common stock issues and common stock held as treasury shares for the years ended December 31, 2023, 2023, and 2022.

	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at, December 31, 2021	$7,023,821	$(406,846)	$6,616,975
Stock dividend	260,330	—	260,330
Repurchase of common stock	—	(108,724)	(108,724)
Balance at, December 31, 2022	$7,284,151	$(515,570)	$6,768,581
Stock dividend	270,742	—	270,742
Balance at, December 31, 2023	$7,554,893	$(515,570)	$7,039,323
Restricted share unit activity	—	5,994	5,994
Repurchase of common stock	—	(56,692)	(56,692)
Balance at, December 31, 2024	$7,554,893	$(566,268)	$6,988,625